Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.73375%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$307,995.89

Principal:
Principal Collections	$7,973,624.27
Prepayments in Full	$2,523,516.77
Liquidation Proceeds	$26,376.65
Recoveries	$124,789.00
Sub Total	$10,648,306.69
Collections	$10,956,302.58

Purchase Amounts:
Purchase Amounts Related to Principal	$178,863.29
Purchase Amounts Related to Interest	$980.30
Sub Total	$179,843.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,136,146.17

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,136,146.17
Servicing Fee	$89,256.94	$89,256.94	$0.00	$0.00	$11,046,889.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,046,889.23
Interest - Class B Notes	$67,437.26	$67,437.26	$0.00	$0.00	$10,979,451.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,979,451.97
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$10,921,536.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,921,536.97
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$10,850,459.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,850,459.47
Regular Principal Payment	$10,339,808.75	$10,339,808.75	$0.00	$0.00	$510,650.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$510,650.72
Residual Released to Depositor	$0.00	$510,650.72	$0.00	$0.00	$0.00
Total		$11,136,146.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,339,808.75
Total					$10,339,808.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$10,339,808.75	$218.23	$67,437.26	$1.42	$10,407,246.01	$219.65
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$10,339,808.75	$6.42	$196,429.76	$0.12	$10,536,238.51	$6.54

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$39,864,388.89	0.8413759	$29,524,580.14	0.6231444
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$103,044,388.89	0.0639654	$92,704,580.14	0.0575469

Pool Information
Weighted Average APR	3.681%	3.720%
Weighted Average Remaining Term	17.13	16.49
Number of Receivables Outstanding	17,021	16,152
Pool Balance	$107,108,331.78	$96,274,845.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$103,044,388.89	$92,704,580.14
Pool Factor	0.0641599	0.0576704

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$3,570,265.52
Targeted Overcollateralization Amount	$3,570,265.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,570,265.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$131,105.14
(Recoveries)		162	$124,789.00
Net Loss for Current Collection Period			$6,316.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0708%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1822%
Second Prior Collection Period			1.5540%
Prior Collection Period			0.7996%
Current Collection Period			0.0745%
Four Month Average (Current and Prior Three Collection Periods)			0.6526%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6309	$15,258,815.15
(Cumulative Recoveries)			$2,976,480.92
Cumulative Net Loss for All Collection Periods			$12,282,334.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7357%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,418.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,946.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.09%	208	$2,008,818.29
61-90 Days Delinquent	0.29%	27	$277,766.73
91-120 Days Delinquent	0.05%	4	$49,942.67
Over 120 Days Delinquent	0.59%	44	$571,816.30
Total Delinquent Receivables	3.02%	283	$2,908,343.99

Repossession Inventory:
Repossessed in the Current Collection Period		10	$110,552.57
Total Repossessed Inventory		13	$145,370.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4531%
Prior Collection Period			0.5346%
Current Collection Period			0.4643%
Three Month Average			0.4840%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer